Cash, cash equivalents and restricted cash (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cash on hand	¥ 20	¥ 0
Cash at bank	11	67
Restricted cash at bank(1)	66	65
Cash, cash equivalents and restricted cash per consolidated statements of cash flow	¥ 97	¥ 132